Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Accumulated Other Comprehensive Income (Loss)
Following table provides the components of other comprehensive income, reclassifications to net income and the related tax effect for the year ended December 31, 2018 and 2017:

Year ended December 31,	2018	2017
	(Dollars in thousands)
Investment securities:
Net unrealized gains (losses) arising during the period	$(624)	$331
Less: Amounts reclassified from accumulated other comprehensive income	—	(44)
Tax effect related to the unrealized loss during the periods	148	(156)
Reclassification of prior tax effects	(27)	—
Change in other comprehensive income	$(503)	$219

Computation of Earnings Per Common Share
Earnings per common share have been computed based on the following for 2018 and 2017:

	2018	2017
	(Dollars in thousands, except share data)
Basic earnings per common share
Net income available to common shareholders	$24,378	$10,751
Basic weighted-average common shares outstanding	9,629,467	8,423,532
Basic earnings per common share	$2.53	$1.28
Diluted earnings per common share
Net income available to common shareholders	$24,378	$10,751
Dividend on Preferred Series B	446	1,119
Net income attributable to diluted common shares	$24,824	$11,870
Basic weighted-average common shares outstanding	9,629,467	8,423,532
Dilutive potential common shares	1,281,877	2,092,067
Total diluted weighted-average common shares outstanding	10,911,344	10,515,599
Diluted earnings per common share	$2.28	$1.13